Earnings Per Share (Details)	6 Months Ended
Jun. 30, 2022 shares
Disclosure of Earnings Per Share [Abstract]
Description of warrants issued	At the closing of the Business Combination the Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (see note 9 and 19).
Warrants issued	17,250,000